Financial income and expenses	12 Months Ended
Dec. 31, 2023
Financial income and expenses [Abstract]
Financial income and expenses [Text Block]

7Financial income and expenses

Accounting policies

Financial income and expenses are recognized on the accrual basis in the consolidated statements of income. Interest income and expense are measured using the effective interest method. Dividend income is recognized in the consolidated statements of income on the date that the company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Philips Group

Financial income and expenses

in millions of EUR

	2021	2022	2023
Interest income	18	25	46
Interest income from loans and receivables	7	7	13
Interest income from cash and cash equivalents	11	18	33
Dividend income from financial assets	2	3	2
Net gains from disposal of financial assets	-	-	-
Net change in fair value of financial assets through profit or loss	95	9
Other financial income	33	20	15
Financial income	149	58	63
Interest expense	(159)	(235)	(277)
Interest expense on debt and borrowings	(126)	(200)	(229)
Finance charges under lease contract	(25)	(25)	(27)
Interest expense on pensions	(8)	(10)	(21)
Provision-related accretion expenses	(5)	(9)	(29)
Net foreign exchange gains (losses)	-	9	(23)
Net change in fair value of financial assets through profit or loss			(26)
Other financial expenses	(24)	(24)	(21)
Financial expenses	(188)	(258)	(376)
Financial income and expenses, net	(39)	(200)	(314)

In 2023, financial income and expenses, net increased by EUR 114 million year-on-year, mainly due to fair value losses and net foreign exchange losses in 2023, compared to gains in 2022. The fair value losses mainly relate to power purchase agreements for renewable energy, limited-life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit and loss. Furthermore, provision-related accretion expenses and net interest expense were higher in 2023 compared to 2022. Net interest expense in 2023 was EUR 21 million higher than in 2022, mainly due the issuance of new debt in 2022 and 2023 and the impact of increasing interest rates.

In 2022, Financial income and expenses increased by EUR 161 million year-on-year, mainly due to higher interest expense and lower fair value gains. The lower fair value gains compared to 2021 are mainly from investments in limited-life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss. Net interest expense in 2022 was EUR 69 million higher than in 2021, mainly due to the financial charges related to early redemption of EUR and USD bonds and the issuance of new EUR bonds in 2022. The decrease in 2022 compared to 2021 in other financial income is mainly due to higher interest income on tax in 2021.